SCHEDULE OF CHANGES IN GOODWILL (Details) - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2021		Dec. 31, 2020	Dec. 31, 2019
Goodwill and Intangible Assets Disclosure [Abstract]
Balance beginning	$ 4,101,369		$ 922,579
Acquisition of goodwill	16,823,655		3,178,790	922,579
Impairment
Reclassification based on valuation report	(230,000)	[1]
Ending balance	$ 20,695,024	[2]	$ 4,101,369	$ 922,579

[1]	Subsequent to September 30, 2021, the Company obtained a third-party valuation for the December 16, 2020, acquisition of Alpine. As such, the purchase price allocation disclosed in the Company’s Annual Report in Form 10-K for December 31, 2020, filed on March 31, 2021, changed and, therefore, goodwill changed.
[2]	As of September 30, 2021, the Company had not obtained a third-party valuation for the August 12, 2021, acquisition of VelocIT. As such, the purchase price allocation disclosed in this Quarterly Report for September 30, 2021, may change and, therefore, goodwill from the acquisition may change.